FAS P-2
                          SUPPLEMENT DATED MAY 1, 2004
                              TO THE PROSPECTUS OF

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
    (FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND, FRANKLIN TEMPLETON
                         MODERATE TARGET FUND,
                 FRANKLIN TEMPLETON GROWTH TARGET FUND)
                             DATED DECEMBER 1, 2003

The prospectus is amended as follows:

I. The "Class R Annual Fund Operating Expenses" table in the "Fees and Expenses" section on page 34 is replaced with the following:
                                          CONSERVATIVE  MODERATE     GROWTH
 CLASS R                                  TARGET FUND   TARGET FUND  TARGET FUND
 -------------------------------------------------------------------------------
 Asset allocation fees/6 ....................0.25%         0.25%        0.25%
 Distribution and service (12b-1) fees ..... 0.50%         0.50%        0.50%
 Other expenses
 (including administration fees)/5.......... 0.48%         0.54%        0.44%
 TOTAL ANNUAL FUND OPERATING EXPENSES ...... 1.23%         1.29%        1.19%
-------------------------------------------------------------------------------
 Asset allocation fee reduction/6 ........ (0.05)%       (0.03)%      (0.01)%
 Indirect Expenses of Underlying Funds ......0.73%         0.81%        0.88%
-------------------------------------------------------------------------------
 TOTAL ANNUAL FUND AND UNDERLYING
 Funds Operating Expenses/6................. 1.91%         2.07%        2.06%
-------------------------------------------------------------------------------

II. The "Example" section in the "Fees and Expenses" section beginning on page 34 is replaced with the following:

 EXAMPLE

 This example, which includes the indirect expenses of the underlying funds, can help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;

o Your investment has a 5% return each year; and

o Each Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                                        CONSERVATIVE  MODERATE     GROWTH
                                        TARGET FUND   TARGET FUND  TARGET FUND
 ------------------------------------------------------------------------------
 If you sell your shares at the end of the period:
 CLASS A
 1 Year/1 ................................   $734         $749      $748
 3 Years ................................. $1,068       $1,115    $1,112
 5 Years ................................. $1,425       $1,504    $1,499
 10 Years ................................ $2,427       $2,589    $2,579
 CLASS B
 1 Year ..................................   $644         $660      $659
 3 Years ................................. $1,051       $1,099    $1,096
 5 Years ................................. $1,485       $1,565    $1,560
 10 Years ................................ $2,561/2     $2,722/2   $2,712/2
 CLASS C
 1 Year ..................................   $344/3       $360/4     $359/5
 3 Years .................................   $751         $799       $796
 5 Years ................................. $1,285        $1,365     $1,360
 10 Years ................................ $2,746        $2,905     $2,895
 CLASS R
 1 Year ..................................   $294         $310       $309
 3 Years .................................   $600         $649       $646
 5 Years ................................. $1,032       $1,114     $1,108
 10 Years ................................ $2,233       $2,400     $2,390

                                          CONSERVATIVE  MODERATE     GROWTH
                                          TARGET FUND   TARGET FUND  TARGET FUND
-------------------------------------------------------------------------------
 If you do not sell your shares:
 CLASS B
 1 Year ..................................  $244         $260       $259
 3 Years .................................  $751         $799       $796
 5 Years ................................ $1,285       $1,365     $1,360
 10 Years ................................$2,561/2     $2,722/2   $2,712/2
 CLASS C
  1 Year ................................   $244/3       $260/4     $259/5
  3 Years ................................  $751         $799       $796
  5 Years ................................$1,285       $1,365     $1,360
 10 Years ................................$2,746       $2,905     $2,895
 CLASS R
  1 Year .................................. $194         $210       $209
  3 Years ................................  $600         $649       $646
  5 Years ............................... $1,032       $1,114     $1,108
 10 Years ............................... $2,233       $2,400     $2,390

 1. Assumes a contingent deferred sales charge (CDSC) will not apply.

 2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

 3. Revised to show the elimination of the initial sales charge on January 1, 2004. The actual costs were $441, $844, $1,373 and $2,819, respectively, if you sell your shares at the end of the period or $342, $844, $1,373 and $2,819, respectively, if you do not sell your shares.

 4. Revised to show the elimination of the initial sales charge on January 1, 2004. The actual costs were $457, $891, $1,452 and $2,976, respectively, if you sell your shares at the end of the period or $358, $891, $1,452 and $2,976, respectively, if you do not sell your shares.

 5. Revised to show the elimination of the initial sales charge on January 1, 2004. The actual costs were $456, $889, $1,447 and $2,966, respectively, if you sell your shares at the end of the period or $357, $889, $1,447 and $2,966, respectively, if you do not sell your shares.

           Please keep this supplement for future reference.